UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017
Item 1.  Schedule of Investments.

DINOSAUR LISANTI SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value
Common Stock - 97.5%
Consumer Discretionary - 22.2%
6,245	At Home Group, Inc. (a)	$142,636
4,080	Canada Goose Holdings, Inc. (a)	83,844
3,595	Conn's, Inc. (a)	101,199
5,965	Fox Factory Holding Corp. (a)	257,092
10,985	Freshpet, Inc. (a)	171,915
4,420	G-III Apparel Group, Ltd. (a)	128,268
3,075	Grand Canyon Education, Inc. (a)	279,272
7,520	KB Home	181,382
4,345	Lumber Liquidators Holdings, Inc. (a)	169,368
6,260	Malibu Boats, Inc., Class A (a)	198,066
3,050	Ollie's Bargain Outlet Holdings, Inc. (a)	141,520
6,790	Pinnacle Entertainment, Inc. (a)	144,695
11,085	Planet Fitness, Inc., Class A (a)	299,073
3,680	SiteOne Landscape Supply, Inc. (a)	213,808
4,080	Steven Madden, Ltd. (a)	176,664
487	Vail Resorts, Inc.	111,095
935	Weight Watchers International, Inc. (a)	40,719
6,050	Wingstop, Inc.	201,163
		3,041,779
Energy - 2.4%
11,900	Callon Petroleum Co. (a)	133,756
7,410	Matador Resources Co. (a)	201,182
		334,938
Financial Services - 7.0%
865	Ameris Bancorp	41,520
8,880	Banc of California, Inc.	184,260
3,320	Green Dot Corp., Class A (a)	164,606
6,249	Kinsale Capital Group, Inc.	269,769
805	LendingTree, Inc. (a)	196,782
3,970	Veritex Holdings, Inc. (a)	107,031
		963,968
Health-Care - 21.4%
285	Bluebird Bio, Inc. (a)	39,145
1,445	Blueprint Medicines Corp. (a)	100,673
5,930	Exact Sciences Corp. (a)	279,422
815	FibroGen, Inc. (a)	43,847
1,435	Inogen, Inc. (a)	136,468
2,925	Insulet Corp. (a)	161,109
2,340	Intersect ENT, Inc. (a)	72,891
2,015	iRhythm Technologies, Inc. (a)	104,538
2,775	LHC Group, Inc. (a)	196,803
4,775	MiMedx Group, Inc. (a)	56,727
4,815	Myriad Genetics, Inc. (a)	174,207
965	Nevro Corp. (a)	87,699
2,190	Omnicell, Inc. (a)	111,800
1,495	Penumbra, Inc. (a)	134,998
1,570	Portola Pharmaceuticals, Inc. (a)	84,827
Shares	Security Description	Value
Health-Care (continued)
2,989	PRA Health Sciences, Inc. (a)	$227,672
3,130	Proto Labs, Inc. (a)	251,339
2,385	Repligen Corp. (a)	91,393
1,465	Sarepta Therapeutics, Inc. (a)	66,452
2,205	Supernus Pharmaceuticals, Inc. (a)	88,200
3,805	Tabula Rasa HealthCare, Inc. (a)	101,746
1,825	Tactile Systems Technology, Inc. (a)	56,484
8,800	Vocera Communications, Inc. (a)	276,056
		2,944,496
Industrials - 16.7%
1,135	Aerojet Rocketdyne Holdings, Inc. (a)	39,736
4,000	Beacon Roofing Supply, Inc. (a)	205,000
13,790	Builders FirstSource, Inc. (a)	248,082
3,077	HEICO Corp.	276,345
2,445	John Bean Technologies Corp.	247,190
6,524	Knight-Swift Transportation Holdings, Inc. (a)	271,072
4,400	Mercury Systems, Inc. (a)	228,272
1,925	RBC Bearings, Inc. (a)	240,914
6,170	Terex Corp.	277,773
470	Trex Co., Inc. (a)	42,333
3,125	XPO Logistics, Inc. (a)	211,813
		2,288,530
Materials - 1.5%
6,420	Summit Materials, Inc., Class A (a)	205,633
Technology - 26.3%
1,985	2U, Inc. (a)	111,239
7,140	ACI Worldwide, Inc. (a)	162,649
3,790	Alarm.com Holdings, Inc. (a)	171,232
2,015	Blackline, Inc. (a)	68,752
3,160	Carbonite, Inc. (a)	69,520
7,985	FireEye, Inc. (a)	133,908
8,220	Five9, Inc. (a)	196,458
1,720	HubSpot, Inc. (a)	144,566
3,655	II-VI, Inc. (a)	150,403
2,649	Itron, Inc. (a)	205,165
1,065	Littelfuse, Inc.	208,612
1,105	Lumentum Holdings, Inc. (a)	60,057
1,035	MKS Instruments, Inc.	97,756
1,140	Monolithic Power Systems, Inc.	121,467
4,055	New Relic, Inc. (a)	201,939
3,150	Paycom Software, Inc. (a)	236,124
1,495	Proofpoint, Inc. (a)	130,394
5,180	Q2 Holdings, Inc. (a)	215,747
3,430	Qualys, Inc. (a)	177,674
2,385	RealPage, Inc. (a)	95,162
580	Stamps.com, Inc. (a)	117,537
1,365	Take-Two Interactive Software, Inc. (a)	139,544
2,485	The Trade Desk, Inc., Class A (a)	152,852
Shares	Security Description	Value
Technology (continued)
5,915	Varonis Systems, Inc. (a)	$247,839
		3,616,596
Total Common Stock (Cost $11,280,970)		13,395,940
Total Investments - 97.5% (Cost $11,280,970)		$13,395,940
Other Assets & Liabilities, Net – 2.5%		339,148
Net Assets – 100.0%		$13,735,088

(a) Non-income producing security.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$13,395,940
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs	-
Total	$13,395,940

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value
Common Stock - 95.8%
Australia - 2.3%
184,600	BHP Billiton PLC, ADR	$6,544,070
497,400	WorleyParsons, Ltd. (a)	5,267,166
		11,811,236
Austria - 1.3%
119,600	ANDRITZ AG	6,912,980
Belgium - 1.4%
49,670	Solvay SA, Class A	7,420,311
Canada - 2.7%
133,238	Magna International, Inc.	7,110,654
135,837	Methanex Corp.	6,825,870
		13,936,524
Colombia - 1.3%
602,000	Bancolombia SA	6,658,333
Finland - 1.1%
108,876	Kone Oyj, Class B	5,764,890
France - 4.5%
47,900	Cie Generale des Etablissements Michelin	6,991,709
76,541	Imerys SA	6,915,960
66,707	IPSOS	2,308,860
77,000	Vinci SA	7,316,909
		23,533,438
Germany - 10.0%
66,900	BASF SE	7,119,385
350,642	Deutsche Telekom AG	6,541,682
189,490	freenet AG	6,335,780
51,300	Hannover Rueck SE	6,181,380
92,486	LANXESS AG	7,297,485
31,200	Linde AG	6,506,645
30,300	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	6,478,315
67,251	Symrise AG	5,108,436
		51,569,108
India - 1.2%
422,520	Infosys, Ltd., ADR	6,164,567
Shares	Security Description	Value
Ireland - 0.7%
1,302,864	Greencore Group PLC	$3,425,332
Israel - 0.7%
199,100	Teva Pharmaceutical Industries, Ltd., ADR	3,504,160
Italy - 0.2%
1,045,169	TREVI - Finanziaria Industriale SpA (a)	946,229
Japan - 5.8%
157,400	Asahi Group Holdings, Ltd.	6,372,934
246,200	KDDI Corp.	6,491,672
92,800	Mixi, Inc.	4,478,151
254,000	Nexon Co., Ltd. (a)	6,627,363
491,400	The Kansai Electric Power Co., Inc.	6,286,339
		30,256,459
Norway - 4.2%
366,696	DNB ASA	7,389,630
609,437	SpareBank 1 SR-Bank ASA	6,561,520
176,800	Yara International ASA	7,918,207
		21,869,357
Puerto Rico - 1.1%
156,500	Popular, Inc.	5,624,610
Russian Federation - 0.6%
226,900	Sberbank of Russia PJSC, ADR	3,229,921
Singapore - 1.2%
355,505	United Overseas Bank, Ltd.	6,158,994
South Korea - 4.1%
22,000	Hyundai Mobis Co., Ltd.	4,609,945
144,100	Kia Motors Corp.	3,981,984
336,300	LG Uplus Corp.	3,919,854
3,937	Samsung Electronics Co., Ltd.	8,813,435
		21,325,218
Shares	Security Description	Value
Sweden - 3.2%
285,200	Duni AB, Class A	$4,482,020
138,703	Loomis AB, Class B	5,512,426
429,200	Svenska Handelsbanken AB, Class A	6,476,283
		16,470,729
Switzerland - 2.5%
44,244	Chubb, Ltd.	6,306,982
75,200	Novartis AG	6,437,838
		12,744,820
Thailand - 2.7%
1,539,500	Siam Commercial Bank PCL, Series F	7,062,774
2,468,350	Thai Oil PCL	6,846,248
		13,909,022
United Kingdom - 8.0%
906,164	Barratt Developments PLC	7,461,623
1,139,590	BBA Aviation PLC	4,556,717
171,649	Bellway PLC	7,583,415
11,054	Micro Focus International PLC, ADR (a)	352,622
210,092	Persimmon PLC	7,268,928
632,744	Standard Chartered PLC (a)	6,287,853
2,932,528	Taylor Wimpey PLC	7,682,340
		41,193,498
United States - 35.0%
27,289	Allergan PLC	5,592,880
70,900	ALLETE, Inc.	5,479,861
143,150	Ameris Bancorp	6,871,200
36,600	Anthem, Inc.	6,949,608
110,500	Avnet, Inc.	4,342,650
161,800	Brookline Bancorp, Inc.	2,507,900
72,600	Capital One Financial Corp.	6,146,316
68,851	Carter's, Inc.	6,799,036
169,774	Colony Bankcorp, Inc.	2,274,972
84,020	Conduent, Inc. (a)	1,316,593
188,300	Dime Community Bancshares, Inc.	4,048,450
151,100	Franklin Resources, Inc.	6,725,461
32,167	General Dynamics Corp.	6,612,892
80,500	Hewlett Packard Enterprise Co.	1,184,155
184,163	International Bancshares Corp.	7,384,936
74,600	JPMorgan Chase & Co.	7,125,046
112,882	Marathon Petroleum Corp.	6,330,423
87,200	Microsoft Corp.	6,495,528
Shares	Security Description	Value
United States - (continued)
45,144	NextEra Energy, Inc.			$6,615,853
63,825	Pinnacle Financial Partners, Inc.			4,273,084
50,865	Praxair, Inc.			7,107,875
61,733	Quest Diagnostics, Inc.			5,780,678
350,124	Regal Entertainment Group, Class A			5,601,984
52,300	The J.M. Smucker Co.			5,487,839
324,600	The Western Union Co.			6,232,320
104,600	Tyson Foods, Inc., Class A			7,369,070
36,968	UnitedHealth Group, Inc.			7,240,183
92,651	Verizon Communications, Inc.			4,585,298
282,300	Web.com Group, Inc. (a)			7,057,500
103,938	Webster Financial Corp.			5,461,942
126,911	WESCO International, Inc. (a)			7,392,566
203,425	Xerox Corp.			6,772,018
				181,166,117
Total Common Stock (Cost $400,658,330)				495,595,853
Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$34,011	Middlesex Federal Savings Bank	1.34%	12/18/17	34,011
33,444	Salem Five Financial	0.25	11/24/17	33,444
Total Certificates of Deposit (Cost $67,455)				67,455
Total Short-Term Investments (Cost $67,455)				67,455
Total Investments - 95.8% (Cost $400,725,785)	$495,663,308
Other Assets & Liabilities, Net – 4.2%	21,465,659
Net Assets – 100.0%	$517,128,967

ADR	American Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$11,811,236	$-	$-	$11,811,236
Austria	6,912,980	-	-	6,912,980
Belgium	7,420,311	-	-	7,420,311
Canada	13,936,524	-	-	13,936,524
Colombia	6,658,333	-	-	6,658,333
Finland	5,764,890	-	-	5,764,890
France	23,533,438	-	-	23,533,438
Germany	51,569,108	-	-	51,569,108
India	6,164,567	-	-	6,164,567
Ireland	3,425,332	-	-	3,425,332
Israel	3,504,160	-	-	3,504,160
Italy	946,229	-	-	946,229
Japan	30,256,459	-	-	30,256,459
Norway	21,869,357	-	-	21,869,357
Puerto Rico	5,624,610	-	-	5,624,610
Russian Federation	3,229,921	-	-	3,229,921
Singapore	6,158,994	-	-	6,158,994
South Korea	21,325,218	-	-	21,325,218
Sweden	16,470,729	-	-	16,470,729
Switzerland	12,744,820	-	-	12,744,820
Thailand	7,062,774	6,846,248	-	13,909,022
United Kingdom	41,193,498	-	-	41,193,498
United States	181,166,117	-	-	181,166,117
Certificates of Deposit	-	67,455	-	67,455
Total Investments At Value	$488,749,605	$6,913,703	$-	$495,663,308

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value
Common Stock - 92.7%
Consumer Discretionary - 13.8%
8,047	Adient PLC	$675,868
167,760	Comcast Corp., Class A	6,455,405
64,850	Delphi Automotive PLC	6,381,240
143,300	Mattel, Inc.	2,218,284
13,930	Whirlpool Corp.	2,569,249
		18,300,046
Consumer Staples - 3.1%
49,750	Nestle SA, ADR	4,179,498
Energy - 4.7%
59,400	Royal Dutch Shell PLC, ADR	3,714,876
36,420	Schlumberger, Ltd.	2,540,659
		6,255,535
Financials - 22.1%
105,250	American International Group, Inc.	6,461,298
7,153	Brighthouse Financial, Inc. (a)	434,902
36,970	Chubb, Ltd.	5,270,074
100,430	CIT Group, Inc.	4,926,092
63,437	Citigroup, Inc.	4,614,407
35,210	JPMorgan Chase & Co.	3,362,907
78,694	MetLife, Inc.	4,088,153
		29,157,833
Health Care - 15.5%
23,372	Allergan PLC	4,790,091
40,340	Celgene Corp. (a)	5,882,379
54,615	Gilead Sciences, Inc.	4,424,907
28,285	Thermo Fisher Scientific, Inc.	5,351,522
		20,448,899
Industrials - 14.9%
58,130	Danaher Corp.	4,986,392
76,820	Delta Air Lines, Inc.	3,704,260
29,065	Fortive Corp.	2,057,511
187,310	General Electric Co.	4,529,156
36,355	United Parcel Service, Inc., Class B	4,365,872
		19,643,191
Materials - 2.5%
80,300	Ball Corp.	3,316,390
Software & Services - 12.8%
3,082	Alphabet, Inc., Class A (a)	3,001,005
2,251	Alphabet, Inc., Class C (a)	2,158,956
79,830	Microsoft Corp.	5,946,537
119,780	Oracle Corp.	5,791,363
		16,897,861
Technology Hardware & Equipment - 3.3%
28,070	Apple, Inc.	4,326,148
Total Common Stock (Cost $72,714,295)		122,525,401
Money Market Fund - 7.3%
9,624,682	Goldman Sachs Financial Square Treasury Obligations Fund, FST Shares, 0.87% (b) (Cost $9,624,682)	9,624,682
Total Investments - 100.0% (Cost $82,338,977)	$132,150,083
Other Assets & Liabilities, Net – 0.0%	(11.634)
Net Assets – 100.0%	$132,138,449

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2017.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$122,525,401
Level 2 - Other Significant Observable Inputs	9,624,682
Level 3 - Significant Unobservable Inputs	-
Total	$132,150,083

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 27, 2017

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 27, 2017